Reverse takeover (FY) (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2025	Jul. 31, 2024
Reverse Takeover [Abstract]
Purchase Price
The purchase price is allocated as follows:

Fair value of shares retained by former shareholders of the Company (5,159,209 post 1:0.9692 consolidation shares at $0.61 (CAD$0.85))	$3,147,178
Fair value of replacement warrants of the Company	7,196,286
Total consideration	$10,343,403
Net assets (liabilities) acquired of the Company:
Cash and cash equivalents	$1,661,645
Accounts payable and accrued liabilities	(11,867,129)
Promissory note payable (Note 9)	(3,000,000)
Total net assets (liabilities)	$(13,205,484)
Reduction to additional paid in capital as a result of the recapitalization	$23,548,887

DevvStream Holdings, Inc. [Member]
Reverse Takeover [Abstract]
Purchase Price
The purchase price is allocated as follows:

Fair value of shares retained by former shareholders of the Company (1,249,789 post 28.09:1 consolidation shares at CAD$0.60 ($0.44))	$551,820
Fair value of shares issued to former shareholders of Finco (5,456,250 shares at CAD$0.60 ($0.44))	2,409,100
Fair value of replacement Finco warrants	760,932
Amounts due to Finco	(3,014,157)
Amounts due from the Company	14,425
Total consideration	722,120

Net Assets (Liabilities) Acquired of PubCo and Finco:
Cash	$10
Accounts payable and accrued liabilities	(75,396)
Total net assets (liabilities)	$(75,386)
Reduction to additional paid-in capital as a result of the recapitalization	$797,506